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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                        THE PROSPECTUS DATED MAY 1, 2005

This Supplement updates information contained in the prospectus dated May 1, 2005 for the Series VA variable annuity contract (the "contract") issued by MetLife Investors USA Insurance Company. This Supplement should be read and kept together with your contract prospectus for future reference.

The "Accumulation Unit Value at Beginning of Period" located on page A-2 in "Appendix A - Condensed Financial Information" for the PIMCO Inflation Protected Bond Sub-Account is 10.000000.

If you have any questions, please contact your account representative.


                                                             SUPP-USA - VA - PRO